Security Deposits	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Security Deposits
Security Deposits

Note 8 – Security Deposits

Security deposits included the following as of September 30, 2023 and December 31, 2022, respectively:

	September 30,	December 31,
	2023	2022
Refundable deposit on equipment purchase	$85,000	$50,000
Down payment on distillation equipment	-	1,399,413
Security deposits on leases held in Colombia	-	395
	$85,000	$1,449,808

ONE WORLD PRODUCTS, INC.

Notes to Condensed Consolidated Financial Statements

(Unaudited)

Note 9 – Security Deposits

Security deposits included the following as of December 31, 2022 and 2021, respectively:

	December 31,	December 31,
	2022	2021
Utility deposits	$-	$1,090
Refundable deposit on equipment purchase	50,000	50,000
Down payment on distillation equipment	1,399,413	1,155,000
Security deposits on leases held in Colombia	395	35,869
Security deposit on office lease	-	14,029
	$1,449,808	$1,255,988

ONE WORLD PRODUCTS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS